United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

                 Date of Reporting Period: Quarter ended 7/31/04


Item 1.        Schedule of Investments



Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)


          Principal
            Amount                                                                                              Value
                                 Corporate Bonds--92.5%
                                 Aerospace & Defense--1.5%
$          100,000               Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011             $      108,750
            50,000          1    Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                                    52,750
            50,000               Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008                               55,875
           100,000               Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009                       105,500
            50,000               L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                    48,500
           100,000               TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                             106,000
                                 Total                                                                         477,375
                                 Automotive--2.1%
           100,000               Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                   100,750
            50,000               Dana Corp., Note, 9.00%, 8/15/2011                                            59,250
           100,000               Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                         118,750
           162,000               TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                        195,210
           100,000          1    Transportation Technologies Industries, Inc., Sr. Sub. Note,
                                 12.50%, 3/31/2010                                                             103,250
           100,000               United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                     106,000
                                 Total                                                                         683,210
                                 Building Materials--3.3%
           250,000         1,2   AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                        176,250
           100,000               Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%,
                                 2/15/2010                                                                     104,000
           150,000          1    ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                    154,500
           100,000               Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011                    104,000
           125,000               MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                          123,750
            75,000          1    Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                          79,125
           125,000          1    Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011                            131,875
           150,000         1,2   Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%, 5/15/2011                    126,150
            50,000          1    U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                          50,750
                                 Total                                                                        1,050,400
                                 Chemicals--5.3%
           125,000          1     BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014                 130,937
            50,000               Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011                55,750
           150,000          2     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%,
                                 6/1/2013                                                                      117,750
           100,000          2     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%,
                                 12/15/2012                                                                    82,500
           100,000               Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                            110,125
            50,000               FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009                                  58,000
            75,000          1    Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%,
                                 7/15/2010                                                                     85,500
           175,000               Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                  178,937
            75,000          1    Invista, Unit, 9.25%, 5/1/2012                                                76,969
           100,000               Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                             111,000
           200,000               Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                      210,250
           100,000               Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007                       105,375
           125,000         1,2   Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                  85,625
            75,000          1    Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                  79,125
           100,000          1    Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011                                    86,500
            75,000               Union Carbide Corp., Deb., 7.50%, 6/1/2025                                    70,688
            75,000               Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022                                74,813
                                 Total                                                                        1,719,844
                                 Construction Machinery--1.4%
            75,000          1    Case New Holland, Sr. Note, 9.25%, 8/1/2011                                   81,562
            50,000               Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010                     53,875
           100,000               Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008                       93,500
           150,000          1    NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                     159,750
            75,000               United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012                              72,750
                                 Total                                                                         461,437
                                 Consumer Products--5.2%
           150,000               Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                164,250
            50,000          1    American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                    51,500
            50,000          1    Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                      50,125
           100,000               Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009                         109,250
            75,000               Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014                                 73,125
           100,000               ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012              109,500
           300,000          2     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                    199,500
            50,000          1    K2, Inc., Sr. Note, 7.375%, 7/1/2014                                          51,187
            75,000          1    Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                        78,375
           100,000          2     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                    69,000
            75,000               Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                     74,625
           100,000               Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                   101,250
           100,000          1    Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                           100,500
            50,000          1    Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                                 51,000
           131,000               Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                148,194
            50,000               True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                    50,750
           100,000               United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009            104,750
            75,000               WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                   78,750
                                 Total                                                                        1,665,631
                                 Diversified Manufacturing--1.0%
           125,000          1    Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                         135,625
            75,000          1    Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                               79,875
           100,000               Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014                    100,500
                                 Total                                                                         316,000
                                 Energy--2.1%
           125,000               CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011                            145,625
           125,000               Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                           137,500
            50,000          1    Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014                              48,625
           100,000               Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%,
                                 5/1/2009                                                                      106,500
            25,000          1    Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                       25,625
           100,000               Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                             108,000
            50,000               Tesoro Petroleum Corp., Company Guarantee, Series B, 9.625%,
                                 11/1/2008                                                                     55,250
            50,000               Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008                      54,250
                                 Total                                                                         681,375
                                 Entertainment--2.4%
           150,000               AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                      154,500
           100,000               Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                  110,250
           100,000         1,2   Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                            66,500
           100,000               Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010                          108,500
            50,000          1    Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014            49,500
            75,000               Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014                                   69,938
           175,000               Universal City Development Partners Ltd., Sr. Note, 11.75%,
                                 4/1/2010                                                                      203,875
                                 Total                                                                         763,063
                                 Environmental--0.4%
            75,000          1    Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                        77,625
            50,000               Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009                    52,750
                                 Total                                                                         130,375
                                 Financial Institutions--0.2%
            75,000          1    Refco Finance Holdings LLC, Sr. Sub. Note, 9.00%, 8/1/2012                    75,375
                                 Food & Beverage--6.7%
           125,000               American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010            150,000
           100,000               B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007                102,104
           100,000               Constellation Brands, Inc., Company Guarantee, Series B, 8.00%,
                                 2/15/2008                                                                     109,000
            50,000               Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011                54,750
           200,000               Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012                            219,000
            75,000               Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010                          74,625
           100,000               Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                                   105,500
            50,000               Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011                                  53,125
           125,000          1    Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014                                  135,625
            50,000               Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011                               46,500
            75,000               Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                         78,563
            50,000               National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011                   52,375
           100,000          1    Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                          101,750
           125,000               Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                       135,000
           125,000               Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011                        132,188
           250,000               Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                 272,500
            50,000               Swift & Co., Sr. Note, 10.125%, 10/1/2009                                     54,000
            50,000               Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                                  53,625
           200,000         1,2   UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                        158,000
            50,000          1    United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011                       55,500
                                 Total                                                                        2,143,730
                                 Gaming--6.6%
            50,000               Boyd Gaming Corp., Company Guarantee, 9.25%, 8/1/2009                         55,000
           100,000               Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                           103,500
           125,000          1    Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                       131,562
            75,000               Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012              82,125
           275,000               MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011                              295,625
           175,000               MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                               193,156
           100,000               MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%,
                                 4/1/2010                                                                      106,500
           100,000               Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                101,500
            50,000               Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008                              56,625
           200,000               Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                       222,250
           100,000               Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009             101,125
           175,000               Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010              190,531
           100,000               Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011              110,875
           100,000               Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                         97,500
           100,000               Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011               108,000
           100,000               Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010                114,500
            50,000               Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010                  61,750
                                 Total                                                                        2,132,124
                                 Healthcare--4.6%
            50,000               Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011                        56,072
           200,000               AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                          204,000
           100,000               Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013                      109,000
            50,000          1    Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012                    53,750
           100,000               Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                    109,000
           150,000               Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%,
                                 9/1/2013                                                                      164,812
           350,000               HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005                        359,910
            75,000               Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%,
                                 2/15/2009                                                                     75,750
            50,000               Magellan Health Services, Inc., Sr. Note, Series A, 9.375%,
                                 11/15/2008                                                                    53,875
            50,000          1    Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%,
                                 7/15/2012                                                                     51,500
            50,000          1    Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                                52,188
            50,000          1    VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                      51,250
           125,000               Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011                   144,375
                                 Total                                                                        1,485,482
                                 Industrial - Other--4.9%
            50,000          1    Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                                  51,250
           175,000               Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                   202,125
           150,000               Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013                      159,750
           100,000               Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                         109,500
           100,000               Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011                   108,500
           150,000               Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                      166,500
           100,000          1    Milacron Escrow Corp., Sr. Secd. Note, 11.50%, 5/15/2011                      104,500
           146,000          1    Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                               156,950
            54,786          1    Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                                55,608
           125,000               Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%,
                                 8/15/2011                                                                     135,625
           100,000               Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                         111,000
           100,000          1    Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013              98,500
            50,000          1     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                50,000
            50,000          1    Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                     49,750
                                 Total                                                                        1,559,558
                                 Lodging--1.8%
           150,000               Florida Panthers Holdings, Inc., Company Guarantee, 9.875%,
                                 4/15/2009                                                                     158,812
            54,000               HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008                    55,755
           150,000               Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011                               170,250
            75,000               Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                      81,750
           100,000               Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee,
                                 7.875%, 5/1/2012                                                              108,250
                                 Total                                                                         574,817
                                 Media - Cable--1.5%
           300,000               Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010               303,750
           175,000          1    Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                           180,250
                                 Total                                                                         484,000
                                 Media - Non-Cable--8.2%
           125,000               Advanstar Communications, Company Guarantee, Series B, 12.00%,
                                 2/15/2011                                                                     133,437
           100,000               Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                   111,000
            75,000          2     Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011           64,219
           100,000          1    Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                         104,125
           125,000               American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011             124,687
            50,000          1    Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014                 52,000
           175,000               DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                             196,875
           175,000               Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012                    208,250
           250,000               Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                283,125
           150,000         1,2   Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013                           105,000
            75,000          2     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                   43,125
            50,000          1    Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                             48,125
           100,000               Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                             103,750
            75,000               Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008                           75,563
            75,000               Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                       82,313
           100,000          1    PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                    100,000
           100,000          2     Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011                     94,250
           100,000          1    R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012              117,500
            50,000               Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%,
                                 3/1/2011                                                                      49,750
           100,000               Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013                         104,000
           200,000               Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                          220,000
            75,000               Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009                    82,313
            47,170          2     XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009               45,106
            78,000               XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010                   89,700
                                 Total                                                                        2,638,213
                                 Metals & Mining--1.9%
            50,000               California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014                47,187
            50,000               Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006                 50,500
           100,000               Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                     108,500
           100,000          1    Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014                             103,750
           100,000               Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                               106,000
           126,000               United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                         140,805
            50,000          1    Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012                      51,000
                                 Total                                                                         607,742
                                 Packaging--2.6%
           125,000               Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                    140,000
           100,000               Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010                 91,750
           100,000               Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%,
                                 5/15/2011                                                                     106,500
            50,000               Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%,
                                 5/15/2013                                                                     52,625
           100,000               Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%,
                                 2/15/2009                                                                     109,250
           100,000               Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                              102,500
            50,000               Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009                               54,250
           175,000               Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010              173,250
                                 Total                                                                         830,125
                                 Paper--3.9%
            50,000               Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013                               56,250
           225,000               Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011                            253,687
           150,000               Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                             174,750
           150,000               Graphic Packaging International Corp., Sr. Sub. Note, 9.50%,
                                 8/15/2013                                                                     165,750
           100,000               Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013                   102,000
            75,000               MDP Acquisitions PLC, 9.625%, 10/1/2012                                       84,375
           139,055               MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013                            160,609
            75,000          1    Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014                    78,000
           100,000               Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                              111,000
            75,000               Tembec Industries, Inc., 8.50%, 2/1/2011                                      78,000
                                 Total                                                                        1,264,421
                                 Restaurants--0.7%
           100,000               Carrols Corp., Company Guarantee, 9.50%, 12/1/2008                            103,500
           100,000               Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                                107,500
                                 Total                                                                         211,000
                                 Retailers--3.4%
           100,000               Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                 102,750
            75,000               FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                    72,000
            50,000          1    Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012                         52,750
            50,000          1    General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                     50,875
           125,000          1    Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014                  124,531
           100,000          1    Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012                     106,750
           125,000               PCA International, Inc., Sr. Note, 11.875%, 8/1/2009                          132,500
           125,000               Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                150,938
            50,000               Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012                      51,000
           175,000               Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                              184,188
            75,000               United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012                 82,500
                                 Total                                                                        1,110,782
                                 Services--1.1%
            32,000               CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                         35,360
            50,000         1,2   Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013                     25,750
            50,000          1    Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012                        50,875
           100,000               SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                                  100,500
           125,000               The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%,
                                 12/15/2009                                                                    144,375
                                 Total                                                                         356,860
                                 Technology--4.1%
            32,000               AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013                      37,440
           125,000               Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                         131,406
            50,000          1    Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                          52,562
           100,000               Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                       104,500
            75,000          1    Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                    76,500
           175,000               Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008                          192,937
           100,000               Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                   104,500
            50,000               Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                53,250
           175,000          1    UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                    186,375
            75,000               Unisys Corp., Sr. Note, 6.875%, 3/15/2010                                     76,500
           200,000               Xerox Corp., Sr. Note, 7.625%, 6/15/2013                                      206,000
           100,000               Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                       114,500
                                 Total                                                                        1,336,470
                                 Textile--0.8%
           100,000               GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                   96,500
            50,000               Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                         52,750
           100,000               Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                              109,250
                                 Total                                                                         258,500
                                 Tobacco--0.9%
           125,000          1    Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008             131,875
           100,000               Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                                        94,500
            50,000          1    Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012                         50,500
                                 Total                                                                         276,875
                                 Transportation--0.9%
            50,000               Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                            43,750
           125,000               Stena AB, Sr. Note, 7.50%, 11/1/2013                                          121,250
           125,000               Stena AB, Sr. Note, 9.625%, 12/1/2012                                         136,875
                                 Total                                                                         301,875
                                 Utility - Electric--2.9%
           100,000               CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008                                  107,250
           200,000               Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010                         239,000
           125,000          1    NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                           128,438
            50,000          1    Nevada Power Co., 6.50%, 4/15/2012                                            49,750
            75,000               Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                     84,000
           100,000               PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                             114,750
            50,000               PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                             54,500
            50,000               Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010                     53,500
           100,000               Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013                     108,000
                                 Total                                                                         939,188
                                 Utility - Natural Gas--4.0%
            50,000               ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                 55,375
           100,000               El Paso Corp., 6.75%, 5/15/2009                                               92,750
           150,000               El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                      122,625
            50,000               El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                    41,375
           125,000               El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013            119,687
            75,000          1    Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                       77,625
            50,000               Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                               51,875
           300,000               Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                               300,750
            25,000               Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                             24,688
            50,000               Williams Cos., Inc., Note, 7.625%, 7/15/2019                                  50,750
           175,000               Williams Cos., Inc., Note, 7.875%, 9/1/2021                                   177,625
           150,000               Williams Cos., Inc., Sr. Note, 8.625%, 6/1/2010                               169,125
                                 Total                                                                        1,284,250
                                 Wireless Communications--2.2%
           150,000               American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011                 131,250
           150,000               NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015                       158,250
           150,000               NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009                     160,875
            68,000               Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009                           79,220
           125,000               Rogers Wireless, Inc., 6.375%, 3/1/2014                                       117,188
            50,000          1    US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                           51,125
                                 Total                                                                         697,908
                                 Wireline Communications--3.9%
           100,000               Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011     102,000
           125,000               Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                    117,187
           125,000               Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014                       110,625
           100,000               Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013                               105,500
           100,000               Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014           74,500
            50,000               Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011                    43,250
           350,000      1        Qwest Communications International, Inc., Note, 9.125%, 3/15/2012             386,750
           275,000      1        Qwest Communications International, Inc., Sr. Sub. Note, 13.50%,
                                 12/15/2010                                                                    323,469
                                 Total                                                                         1,263,281
                                 Total Corporate Bonds (identified cost $28,469,438)                           29,781,286
                                 Preferred Stocks--0.5%
                                 Retailers--0.5%
             150        1        General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A
                                 (identified cost $150,900)                                                    163,500
                                 Warrants--0.1%
                                 Industrial - Other--0.1%
            17,689      1,3      ACP Holdings Corp., Warrants (identified cost $0)                             19,900
                                 Mutual Funds--5.4%4
           215,526               High Yield Bond Portfolio                                                     1,478,505
           271,664               Prime Value Obligation Fund, IS Shares                                        271,664
                                 Total Mutual Funds (identified cost $1,748,020)                               1,750,169
                                 Total Investments--98.5%
                                 (identified cost $30,368,358)(5)                                              31,714,855
                                 Other assets and liabilities--net--1.5%                                       489,501
                                 Total Net assets--100%                                                   $    32,204,356


1 Denotes a restricted security which is subject to restrictions on resale under federal security laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $6,852,438 which represents 21.3% of net assets.

2    Denotes a zero coupon bond with effective rate at time of purchase.

3    Non-income producing.

4    Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $30,415,828. The net unrealized appreciation of investments for federal tax purposes was $1,299,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,490,370 and net unrealized depreciation from investments for those securities having an excess of cost over value of $191,343.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.


Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Institutional Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004